Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Entity Registrant Name	Yandex N.V.
Entity Central Index Key	0001513845
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Class A
Entity Common Stock, Shares Outstanding	277,579,206
Class B
Entity Common Stock, Shares Outstanding	45,037,734